Northern Lights Variable Trust

BCM Decathlon Conservative Portfolio

BCM Decathlon Moderate Portfolio

BCM Decathlon Aggressive Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2013 (SEC Accession No. 0000910472-13-001717).